Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

In response to Item 402(x)(1) of Regulation S-K, we do not currently grant new awards of stock options, stock appreciation rights or similar option-like equity awards. Accordingly, we have no specific policy or practice on the timing of option-like awards in relation to our disclosure of material nonpublic information. In the event we determine to grant new awards of options-like awards, the PCC will evaluate the appropriate steps to take in relation to the foregoing.

More broadly, the PCC generally makes annual grants of full-value share awards to our NEOs at the first PCC meeting of our fiscal year (typically late January). Awards are neither timed to relate to the price of our stock nor to correspond with the release of material nonpublic information. Grants are typically effective on the date of the PCC meeting approving such grants.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In the event we determine to grant new awards of options-like awards, the PCC will evaluate the appropriate steps to take in relation to the foregoing.
MNPI Disclosure Timed for Compensation Value	false